SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 1)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 Years	5 Years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Leasehold Improvements [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Leasehold Improvements [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 Years	20 Years
Mature Seeds [Member]
Property, Plant and Equipment, Estimated Useful Lives	20 years	20 Years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	2.5 Years	2.5 Years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment, Estimated Useful Lives	5 Years	5 Years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment, Estimated Useful Lives	10 Years	10 Years